UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2014
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.3%
	Shares	Value
AUSTRALIA — 4.9%
Australia & New Zealand Banking Group	140,000	$3,680,385
CSL	55,000	3,371,607
Newcrest Mining	550,000	4,630,801

		11,682,793

BRAZIL — 1.5%
Vale ADR, Cl B	260,000	3,536,000

FRANCE — 10.4%
Airbus Group	60,000	4,256,817
AXA	220,000	5,785,258
BNP Paribas	70,000	5,423,173
Capgemini	75,000	5,114,694
Technip	50,000	4,264,773

		24,844,715

GERMANY — 7.4%
Allianz	40,000	6,677,995
Bayer	50,000	6,600,453
Bayerische Motoren Werke	40,000	4,359,576

		17,638,024

HONG KONG — 3.2%
Galaxy Entertainment Group *	400,000	3,909,330
New World Development	3,000,000	3,751,239

		7,660,569

ISRAEL — 1.9%
Teva Pharmaceutical Industries ADR	100,000	4,463,000

ITALY — 1.4%
Tenaris	150,000	3,361,923

JAPAN — 18.0%
Astellas Pharma	70,000	4,391,430
Daiwa House Industry	200,000	3,851,547
Denso	80,000	4,188,067
East Japan Railway	55,000	4,115,899
KDDI	80,000	4,475,168
Komatsu	200,000	4,212,384
Kubota	330,000	5,170,761
Kuraray	300,000	3,418,150
Mitsubishi UFJ Financial Group	750,000	4,581,556
Seven & I Holdings	120,000	4,826,592

		43,231,554

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2014
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NORWAY — 1.6%
Statoil ADR	160,000	$3,793,600

SINGAPORE — 1.7%
DBS Group Holdings	320,000	4,127,942

SOUTH KOREA — 3.5%
Hyundai Motor	20,000	4,340,505
Samsung Electronics	3,500	4,144,731

		8,485,236

SPAIN — 5.5%
Banco Santander (A)	600,000	5,186,504
Inditex	20,000	2,985,678
Red Electrica	70,000	4,900,208

		13,072,390

SWEDEN — 3.9%
Nordea Bank	350,000	4,688,980
Volvo, Cl B	350,000	4,640,860

		9,329,840

SWITZERLAND — 9.4%
ABB	210,000	5,245,072
Credit Suisse Group	138,292	4,183,957
Holcim	50,000	3,643,792
Novartis	65,000	5,153,205
Zurich Insurance Group	15,000	4,360,956

		22,586,982

TAIWAN — 2.9%
Hon Hai Precision Industry	1,231,175	3,439,394
Taiwan Semiconductor Manufacturing ADR	215,000	3,637,800

		7,077,194

UNITED KINGDOM — 19.1%
BG Group	250,000	4,198,988
Centrica	625,000	3,196,490
Coca-Cola HBC	150,000	3,976,302
Diageo	150,000	4,438,519
Glencore Xstrata	850,000	4,505,078
Royal Dutch Shell ADR, Cl B	45,000	3,277,350
Royal Dutch Shell, Cl B	75,000	2,742,489
SABMiller	90,000	4,052,722
Standard Chartered	215,000	4,381,409
Vodafone Group ADR	168,000	6,226,080

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2014
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
WPP	225,000	$4,722,012

		45,717,439

TOTAL COMMON STOCK (Cost $160,919,595)		230,609,201

SHORT-TERM INVESTMENTS (B) — 5.9%
Dreyfus Cash Management, 0.040%	8,411,927	8,411,927
DWS Money Market Portfolio, 0.060% (C)	5,628,001	5,628,001

TOTAL SHORT-TERM INVESTMENTS (Cost $14,039,928)		14,039,928

TOTAL INVESTMENTS — 102.2% (Cost $174,959,523)†		$244,649,129

Percentages are based on Net Assets of $239,376,508.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $5,186,504.

(B)	Rate shown is the 7-day effective yield as of January 31, 2014.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $5,628,001.

†	At January 31, 2014, the tax basis cost of the Portfolio’s investments was $174,959,523, and the unrealized appreciation and depreciation were $76,823,494 and $(7,133,888), respectively.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2014
(UNAUDITED)

The list of inputs used to value the Portfolio’s net assets as of January 31, 2014 is as follows:

Investments in Securities	Level 1	Level 2††	Level 3	Total
Common Stock
Australia	$11,682,793	$—	$—	$11,682,793
Brazil	3,536,000	—	—	3,536,000
France	24,844,715	—	—	24,844,715
Germany	17,638,024	—	—	17,638,024
Hong Kong	—	7,660,569	—	7,660,569
Israel	4,463,000	—	—	4,463,000
Italy	3,361,923	—	—	3,361,923
Japan	43,231,554	—	—	43,231,554
Norway	3,793,600	—	—	3,793,600
Singapore	—	4,127,942	—	4,127,942
South Korea	—	8,485,236	—	8,485,236
Spain	13,072,390	—	—	13,072,390
Sweden	9,329,840	—	—	9,329,840
Switzerland	22,586,982	—	—	22,586,982
Taiwan	3,637,800	3,439,394	—	7,077,194
United Kingdom	45,717,439	—	—	45,717,439

Total Common Stock	206,896,061	23,713,141	—	230,609,201

Short-Term Investments	14,039,928	—	—	14,039,928

Total Investments in Securities	$220,935,988	$23,713,141	$—	$244,649,129

Amounts designated as “—” are $0.

††	Represents securities trading outside the United States, the value of which were adjusted as a result of significant market movements following the close of local trading.

For the quarter ended January 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classification between Level 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. For the quarter ended January 31, 2014, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014